Related party disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures

27 Related party disclosures

The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.

Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. Amounts receivable from associates in respect of dividends included in the table below were £nil million (2017: £nil million; 2016: £221 million). The Group’s share of dividends from associates, included in other net income in the table below, was £211 million (2017: £688 million; 2016: £1,024 million).

	2018 £m	2017 £m	2016 £m

Transactions

– revenue	473	366	370

– purchases	(101)	(218)	(298)

– other net income	216	699	1,023

Amounts receivable at 31 December	26	40	270

Amounts payable at 31 December	(1)	(1)	(2)

As explained in note 24, in 2017, the Group completed the acquisition of the remaining 57.8% of RAI not already owned. This transaction has not been included in the table above.

On 17 December 2012, a wholly owned subsidiary of the Group, BATUS Japan Inc. (BATUSJ), entered into an Amendment and Extension Agreement (referred to as the Amendment) with a wholly owned subsidiary of RAI, R.J. Reynolds Tobacco Company (referred to as RJRTC). The Amendment modifies the American-blend Cigarette Manufacturing Agreement (referred to as the 2010 Agreement), effective as of 1 January 2010.

Prior to the Amendment, the term of the 2010 Agreement was scheduled to expire on 31 December 2014, subject to early termination and extension provisions. Pursuant to the Amendment, the Manufacturing Agreement would remain in effect beyond 31 December 2014, provided that either RJRTC or BATUSJ may terminate the Manufacturing Agreement by furnishing three years’ notice to the other party. Such notice was given in January 2016. As a result of early termination of this agreement the Group agreed to a compensation payment of US$90 million of which US$7 million were paid to RJRTC on 22 September 2016, with the Group recognising the full expense of US$90 million as required by IFRS in 2016. The balance was paid in March 2017.

During 2018, the Group acquired a further 44% interest in British American Tobacco Myanmar Limited and a further 11% interest in British American Tobacco Vranje.

During 2017, the Group acquired the remaining 49% interest in IPRESS d.o.o. and a further 0.01% interest in British American Tobacco Chile Operaciones S.A. The combined costs are less than £1 million.

During 2016, the Group received proceeds of £23 million in respect of its participation in the share buy-back programme conducted by RAI. This programme ceased in the fourth quarter of 2016.

During 2016, the Group acquired the remaining 1% interest in Souza Cruz at a cost of £70 million. This transaction is shown as a £4 million increase in reserves attributable to the owners of the parent and a £4 million reduction in reserves attributable to non-controlling interests in note 19.

As explained in note 12, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House) up to a maximum of £150 million.

The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2018 £m	2017 £m	2016 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	21	24	18

– post-employment benefits	4	5	3

– share-based payments	18	16	12

	43	45	33

The following table, which is not part of IAS24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000	2018 £'000	2017 £'000	2016 £'000

Salary; fees; benefits; incentives

– salary	2,211	2,122	2,057	–	–	–	–	–	–	2,211	2,122	2,057

– fees	–	–	–	680	660	645	1,092	1,042	1,051	1,772	1,702	1,696

– taxable benefits	427	385	335	116	129	106	303	195	122	846	709	563

– short-term incentives	5,031	4,689	4,622	–	–	–	-	–	–	5,031	4,689	4,622

– long-term incentives	5,300	10,192	4,483	–	–	–	-	–	–	5,300	10,192	4,483

Sub-total	12,969	17,388	11,497	796	789	751	1,395	1,237	1,173	15,160	19,414	13,421

Pension; other emoluments

– pension	921	612	634	–	–	–	–	–	–	921	612	634

– other emoluments	50	50	44	–	–	–	–	–	–	50	50	44

Sub-total	971	662	678	–	–	–	–	–	–	971	662	678

Total emoluments	13,940	18,050	12,175	796	789	751	1,395	1,237	1,173	16,131	20,076	14,099

Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	27 Mar 2015	122,477	27 Mar 2018	39.46	4,832,942

Ben Stevens	27 Mar 2015	66,925	27 Mar 2018	39.46	2,640,861

LTIP - Value of awards 2015

	Shares	Price per share (£)[1]	Face value (£)

Nicandro Durante	127,448	36.25	4,619,990

Ben Stevens	69,641	36.25	2,524,486

1	For information only as awards are made as nil cost options.

In 2018, no Sharesave were exercised by Executive Directors.